Prepayments and Other Assets, Net	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Assets, Net

7. Prepayments and Other Assets, Net

	As of December 31,
	2025	2024
Prepaid expenses	$116,933	$65,614
Other assets	74,298	40,423
Prepaid GST	128,031	130,073
Less: allowance for credit losses	(1,725)	(1,725)
Total prepayments and other assets, net	317,537	234,385
Less: amounts classified as non-current assets	(1,486)	(4,457)
Amounts classified as current assets	$316,051	$229,928

The movement of allowances for credit losses is as follows:

	As of December 31,
	2025	2024	2023
Balance at January 1	$1,725	$600	$-
Provision for credit losses	-	1,125	600
Balance at December 31	$1,725	$1,725	$600